Fair Value Option - Elections (Details) - USD ($) $ in Millions	Dec. 31, 2015	Dec. 31, 2014
Federal funds sold and securities borrowed or purchased under agreements to resell
Fair Value Carrying Amount
Fair Value Carrying Amount Assets	$ 55,143	$ 62,182
Contractual Principal Outstanding
Contractual Principal Outstanding Assets	54,999	61,902
Fair Value Carrying Amount Less Unpaid Principal
Fair Value Carrying Amount Less Unpaid Principal Assets	144	280
Loans reported as trading account assets
Fair Value Carrying Amount
Fair Value Carrying Amount Assets	4,995	4,607
Contractual Principal Outstanding
Contractual Principal Outstanding Assets	9,214	8,487
Fair Value Carrying Amount Less Unpaid Principal
Fair Value Carrying Amount Less Unpaid Principal Assets	(4,219)	(3,880)
Trading inventory – other
Fair Value Carrying Amount
Fair Value Carrying Amount Assets	8,149	6,865
Loans and leases
Fair Value Carrying Amount
Fair Value Carrying Amount Assets	6,938	8,681
Contractual Principal Outstanding
Contractual Principal Outstanding Assets	7,293	8,925
Fair Value Carrying Amount Less Unpaid Principal
Fair Value Carrying Amount Less Unpaid Principal Assets	(355)	(244)
Loans Held-for-Sale
Fair Value Carrying Amount
Fair Value Carrying Amount Assets	4,818	6,801
Contractual Principal Outstanding
Contractual Principal Outstanding Assets	6,157	8,072
Fair Value Carrying Amount Less Unpaid Principal
Fair Value Carrying Amount Less Unpaid Principal Assets	(1,339)	(1,271)
Other assets
Fair Value Carrying Amount
Fair Value Carrying Amount Assets	275	253
Contractual Principal Outstanding
Contractual Principal Outstanding Assets	270	270
Fair Value Carrying Amount Less Unpaid Principal
Fair Value Carrying Amount Less Unpaid Principal Assets	5	(17)
Long-term deposits
Fair Value Carrying Amount
Fair Value Carrying Amount Liabilities	1,116	1,469
Contractual Principal Outstanding
Contractual Principal Outstanding Liabilities	1,021	1,361
Fair Value Carrying Amount Less Unpaid Principal
Fair Value Carrying Amount Less Unpaid Principal Liabilities	95	108
Federal funds purchased and securities loaned or sold under agreements to repurchase
Fair Value Carrying Amount
Fair Value Carrying Amount Liabilities	24,574	35,357
Contractual Principal Outstanding
Contractual Principal Outstanding Liabilities	24,718	35,332
Fair Value Carrying Amount Less Unpaid Principal
Fair Value Carrying Amount Less Unpaid Principal Liabilities	(144)	25
Short-term borrowings
Fair Value Carrying Amount
Fair Value Carrying Amount Liabilities	1,325	2,697
Contractual Principal Outstanding
Contractual Principal Outstanding Liabilities	1,325	2,697
Fair Value Carrying Amount Less Unpaid Principal
Fair Value Carrying Amount Less Unpaid Principal Liabilities	0	0
Unfunded loan commitments
Fair Value Carrying Amount
Fair Value Carrying Amount Liabilities	658	405
Long-term debt
Fair Value Carrying Amount
Fair Value Carrying Amount Liabilities	30,097	36,404
Contractual Principal Outstanding
Contractual Principal Outstanding Liabilities	30,593	35,815
Fair Value Carrying Amount Less Unpaid Principal
Fair Value Carrying Amount Less Unpaid Principal Liabilities	(496)	589
Structured liabilities
Fair Value Carrying Amount
Fair Value Carrying Amount Liabilities	29,000	35,300
Contractual Principal Outstanding
Contractual Principal Outstanding Liabilities	$ 29,400	$ 34,600